Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	[1]	€ 9,365	€ 9,717
Acquisitions and other increases		1,504	1,310		€ 1,261
Property, plant and equipment, ending balance		10,028	9,365	[1]	9,717	[1]
Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		23,169	23,568		22,697
Acquisitions and other increases		1,504	1,310		1,261
Disposals and other decreases		(314)	(487)		(319)
Currency translation differences		443	(711)		200
Transfers		(22)	(521)		(271)
Changes in scope of consolidation		30	10
Property, plant and equipment, ending balance		24,810	23,169		23,568
Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(13,804)	(13,851)		(13,046)
Disposals and other decreases		299	460		313
Currency translation differences		(208)	345		(92)
Transfers		35	428		209
Depreciation expense		(1,065)	(1,143)		(1,137)
Impairment losses, net of reversals		(39)	(43)		(98)
Property, plant and equipment, ending balance		(14,782)	(13,804)		(13,851)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		226	244
Property, plant and equipment, ending balance		231	226		244
Land | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		236	255		283
Acquisitions and other increases		0	0		0
Disposals and other decreases		(3)	(11)		(3)
Currency translation differences		6	(13)		6
Transfers		1	5		(31)
Changes in scope of consolidation		0	0
Property, plant and equipment, ending balance		240	236		255
Land | Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(10)	(11)		(19)
Disposals and other decreases		0	1		2
Currency translation differences		0	0		0
Transfers		1	0		10
Depreciation expense		0	0		0
Impairment losses, net of reversals		0	0		(4)
Property, plant and equipment, ending balance		(9)	(10)		(11)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		2,930	3,217
Property, plant and equipment, ending balance		2,980	2,930		3,217
Buildings | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		6,828	7,282		6,883
Acquisitions and other increases		10	16		10
Disposals and other decreases		(75)	(173)		(42)
Currency translation differences		169	(264)		80
Transfers		227	(39)		351
Changes in scope of consolidation		11	6
Property, plant and equipment, ending balance		7,170	6,828		7,282
Buildings | Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(3,898)	(4,065)		(3,796)
Disposals and other decreases		74	168		54
Currency translation differences		(80)	127		(40)
Transfers		23	252		107
Depreciation expense		(306)	(356)		(357)
Impairment losses, net of reversals		(3)	(24)		(33)
Property, plant and equipment, ending balance		(4,190)	(3,898)		(4,065)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		3,335	3,393
Property, plant and equipment, ending balance		3,308	3,335		3,393
Machinery and equipment | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		11,127	11,053		10,468
Acquisitions and other increases		51	40		50
Disposals and other decreases		(153)	(177)		(148)
Currency translation differences		155	(276)		64
Transfers		453	484		619
Changes in scope of consolidation		15	3
Property, plant and equipment, ending balance		11,648	11,127		11,053
Machinery and equipment | Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(7,792)	(7,660)		(7,230)
Disposals and other decreases		149	166		140
Currency translation differences		(99)	169		(40)
Transfers		16	150		60
Depreciation expense		(592)	(605)		(586)
Impairment losses, net of reversals		(22)	(12)		(4)
Property, plant and equipment, ending balance		(8,340)	(7,792)		(7,660)
Fixtures, fittings and other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		543	603
Property, plant and equipment, ending balance		540	543		603
Fixtures, fittings and other | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		2,524	2,587		2,579
Acquisitions and other increases		39	46		56
Disposals and other decreases		(80)	(123)		(114)
Currency translation differences		34	(67)		17
Transfers		136	80		49
Changes in scope of consolidation		2	1
Property, plant and equipment, ending balance		2,655	2,524		2,587
Fixtures, fittings and other | Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(1,981)	(1,984)		(1,914)
Disposals and other decreases		75	117		106
Currency translation differences		(29)	49		(12)
Transfers		(11)	26		32
Depreciation expense		(167)	(182)		(194)
Impairment losses, net of reversals		(2)	(7)		(2)
Property, plant and equipment, ending balance		(2,115)	(1,981)		(1,984)
Property, plant and equipment in process
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		2,331	2,260
Property, plant and equipment, ending balance		2,969	2,331		2,260
Property, plant and equipment in process | Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		2,454	2,391		2,484
Acquisitions and other increases		1,404	1,208		1,145
Disposals and other decreases		(3)	(3)		(12)
Currency translation differences		79	(91)		33
Transfers		(839)	(1,051)		(1,259)
Changes in scope of consolidation		2	0
Property, plant and equipment, ending balance		3,097	2,454		2,391
Property, plant and equipment in process | Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance		(123)	(131)		(87)
Disposals and other decreases		1	8		11
Currency translation differences		0	0		0
Transfers		6	0		0
Depreciation expense		0	0		0
Impairment losses, net of reversals		(12)	0		(55)
Property, plant and equipment, ending balance		€ (128)	€ (123)		€ (131)

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.